SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2023 HKD ($) shares	May 29, 2023	May 22, 2023 USD ($) $ / shares shares	Sep. 30, 2022 HKD ($) shares
Authorized share capital						$ 50,000
Ordinary shares | shares	50,000,000	50,000,000		50,000,000		50,000,000	50,000,000
Common stock, par or stated value per share | $ / shares	$ 0.001	$ 0.001				$ 0.001
Common stock, shares issued | shares	13,125,000	13,125,000	13,125,000	13,125,000			13,125,000
Common stock, shares outstanding | shares	13,125,000	13,125,000	13,125,000	13,125,000			13,125,000
Allowance for expected credit loss	$ 50,935	$ 6,170
Year end exchange rate	7.8000	7.8000	7.8000	7.8000			7.8000
Cash and Cash Equivalents, at Carrying Value	$ 554,132	$ 557,735
Foreign exchange gains	118,508	72,974	$ 30,173
Deposits				$ 500,000
Allowance for expected credit loss for accounts receivables	38,534	5,068	5,590
Contract with Customer, Asset, after Allowance for Credit Loss	543,838	434,757
Contract with Customer, Asset, Allowance for Credit Loss	12,401	1,102
Contract with Customer, Liability		24,157
Impairment of loss	0	0	0
Government grants	$ 1,859	$ 47,428	$ 47,038
Mr Wai Yiu Yau [Member]
Long-Term Line of Credit				$ 1,040,000			$ 3,690,000
Globavend Investments Limited [Member]
Ownership percentage					100.00%
Globavend Investments Limited [Member]
Common stock, shares issued | shares						13,125,000